PBHG FUNDS
                                        SEMI-ANNUAL REPORT
                                        SEPTEMBER 30, 2001

                                        [PHOTO OMITTED]

THE POWER OF DISCIPLINE
THE REWARDS OF TIME.SM

[PHOTO OMITTED]

[PBHG LOGO OMITTED]

     PBHG FUNDS

                                                        Ticker Symbol
--------------------------------------------------------------------------------
PBHG GROWTH FUNDS
          PBHG Growth Fund - Advisor Class                 PBGWX

                             [PBHG LOGO OMITTED] 1

            PBHG FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message to Shareholders                                       3

      PBHG GROWTH FUNDS
--------------------------------------------------------------------------------
      PBHG Growth Fund                                        4
Statement of Operations                                       8
Statement of Change in Net Assets                             9
Financial Highlights                                         10
Notes to Financial Statements                                11

                             [PBHG LOGO OMITTED] 2

                                                PBHG FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

   The horrific events that occurred on September 11 challenged our freedoms and sent shock waves through our great nation. We remember those affected by the devastating attacks and extend to them, their families and their colleagues, our heartfelt thoughts and condolences. We share feelings of sadness and concern at this difficult time. Although it is hard to find a silver lining amid the clouds of uncertainty and horror, we find solace and take pride in the resurgence of patriotism and unity among all Americans.

   Even before September 11, economic conditions had been unsettled for some time. During a period punctuated by these tragic events, investors and consumers remained on edge regarding the future direction of the beleaguered stock market. Few consistent signs emerged to indicate that the economy was on the mend. Rising unemployment, earnings shortfalls, frequent profit warnings and waning consumer confidence were prevalent throughout the period.

   In hindsight, the first three months of the period seemed like the calm before the storm. Encouraged by rate cuts in April, May and June, investors regained interest in equity investing and were able to look past many of the negative earnings preannouncements that proliferated in June toward the possibility of better times ahead. But July found the stock market still searching for a bottom and the resulting uncertainty translated into disappointing market returns. Investors continued to flee growth issues regardless of their financial outlook or fundamentals. August saw demand for manufactured and durable goods decline, while a sharp downward revision in the second quarter Gross Domestic Product estimate put additional pressure on the sluggish economy. According to the Commerce Department, new home sales rose in August and mortgage refinancings continued to increase, but more recently, mortgage applications have tapered off, suggesting new weakness. Although negative consumer sentiment gained a foothold in September, spending continued to forge ahead at a relatively strong clip, as disposable income rose with a little help from tax rebate checks. Then the U.S. suffered the devastating attack that sent markets spiraling downward before economic stabilization could make an appearance. While uncertainty gripped the financial markets, hopes for recovery in the fourth quarter were all but dashed. During this time, we maintained our commitment to our disciplined investment approach, focusing on companies with solid growth opportunities and strong balance sheets that may be best positioned to weather the storm.

   Although the Fed has slashed interest rates to the lowest point in nearly 40 years, the U.S. economy has failed to respond. Consequently, many companies across various sectors under-performed in the latter part of September, as investors tried to digest the impact the terrorist activity might have on the market. While the attacks may have delayed economic recovery, produced short-term disruptions in the market and heightened uncertainty, they also may have forced the markets to find the bottom investors had been searching for over the past several months.

   Despite positive performance for most of the major indexes in the second quarter, it was not enough to offset the negative performance in the final three months of the period. For the six-month period ending September 30, performance for the major indexes was in negative territory. The S&P 500 Index fell 9.69%, the Nasdaq Composite skidded 18.50% and the Dow Jones Industrial Average dropped 10.37%. Value was clearly favored over growth, as indicated by the numbers posted by the Russell 2000 Growth and Value Indexes, -15.16% and -3.25% respectively.

   It was a challenging six-month period for the PBHG Funds. Like the major indexes, the funds remained in negative territory for the period. Our value funds fared better in this difficult environment, as PBHG Focused Value Fund beat its benchmark, falling 8.33 compared to a loss of 9.68 for the S&P 500 Index over the same time period. In most of our growth funds, large weightings in technology hampered performance, as technology spending slowed dramatically and investors favored safer investments. We have been encouraged, though, by the recent performance of many of our key holdings, a number of which have rebounded since the September attacks.

   Although no one knows how markets will react to the national and world tragedy that occurred on September 11 or to the recent U.S. military response, history may provide some insight. Despite suffering punishing losses at the onset of the bombing of Pearl Harbor during World War II (1941), the Cuban Missile Crisis (1962) and the Iraqi invasion of Kuwait (1990), markets rallied to post significant gains in the months and years following these crises. It is important to remember that in every downturn since World War II, monetary easing has eventually worked. Rather than reacting to short-term disruptions, we continue to believe our long-term investment strategy is the most prudent course of action and will continue to look for opportunities to invest in great companies. Furthermore, we believe current valuation levels could represent a particularly attractive entry point for equity investors. We urge investors to look past the current hazy financial outlook and maintain a clear focus on the long-term. America has come together, showing a strength and resolve that may eventually establish the platform for recovery in the financial markets.


Sincerely,

/S/ HAROLD J. BAXTER  [PHOTO OMITTED]       /S/ GARY L. PILGRIM  [PHOTO OMITTED]


Harold J. Baxter                            Gary L. Pilgrim, CFA
CHAIRMAN                                    PRESIDENT
PBHG FUNDS                                  PBHG FUNDS


                             [PBHG LOGO OMITTED] 3

            PBHG FUNDS

PBHG GROWTH FUND PBHGX

PBHG GROWTH FUND (UNAUDITED)


[INVESTMENT FOCUS GRAPH OMITTED]


                                     AVERAGE ANNUAL TOTAL RETURN(1)
                                       AS OF SEPTEMBER 30, 2001

                                      One    Annualized   Annualized   Annualized   Annualized
                            6        Year      3 Year       5 Year      10 Year     Inception
                         Months(2)  Return     Return       Return      Return       to Date
-------------------------------------------------------------------------------------------------
  PBHG Growth Fund -
     PBHG Class(3)       (19.00)%   (61.82)%     2.27%      (5.35)%       11.67%      13.08%
-------------------------------------------------------------------------------------------------
  PBHG Growth Fund -
     Advisor Class(4)    (19.06)%    (61.89)%     2.04%      (5.57)%      11.54%      13.00%
-------------------------------------------------------------------------------------------------



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
     PBHG GROWTH FUND - PBHG CLASS, VERSUS THE RUSSELL 2000(R) GROWTH INDEX
                  AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

                    PBHG GROWTH FUND           RUSSELL 2000 GROWTH INDEX           LIPPER MID-CAP GROWTH FUNDS
12/31/85                 $10,000                      $10,000                             $10,000
1/31/86                   10,250                       10,228                              10,249
2/28/86                   11,080                       10,983                              10,994
3/31/86                   11,510                       11,482                              11,601
4/30/86                   11,640                       11,763                              11,746
5/31/86                   12,580                       12,194                              12,353
6/30/86                   12,680                       12,233                              12,500
7/31/86                   11,700                       10,918                              11,388
8/31/86                   12,380                       11,153                              11,882
9/30/86                   11,240                       10,245                              10,930
10/31/86                  12,193                       10,766                              11,534
11/30/86                  12,676                       10,718                              11,626
12/31/86                  12,394                       10,358                              11,342
1/31/87                   14,728                       11,691                              12,845
2/28/87                   16,509                       12,823                              14,032
3/31/87                   16,871                       13,175                              14,174
4/30/87                   16,911                       12,767                              13,961
5/31/87                   17,046                       12,677                              14,085
6/30/87                   16,508                       12,991                              14,220
7/31/87                   16,604                       13,302                              14,678
8/31/87                   17,548                       13,687                              15,310
9/30/87                   17,524                       13,413                              15,040
10/31/87                  12,898                        8,994                              10,958
11/30/87                  11,840                        8,399                              10,202
12/31/87                  13,832                        9,273                              11,552
1/31/88                   13,566                        9,454                              11,605
2/29/88                   14,814                       10,334                              12,466
3/31/88                   14,660                       10,888                              12,667
4/30/88                   15,011                       11,151                              12,909
5/31/88                   14,576                       10,783                              12,680
6/30/88                   15,684                       11,579                              13,625
7/31/88                   14,969                       11,363                              13,227
8/31/88                   14,099                       10,950                              12,711
9/30/88                   14,744                       11,260                              13,188
10/31/88                  14,449                       11,073                              13,022
11/30/88                  14,119                       10,642                              12,694
12/31/88                  14,780                       11,162                              13,291
1/31/89                   15,792                       11,638                              14,069
2/28/89                   15,553                       11,667                              14,021
3/31/89                   15,244                       11,991                              14,349
4/30/89                   16,467                       12,588                              15,270
5/31/89                   18,020                       13,191                              16,104
6/30/89                   17,004                       12,767                              15,581
7/31/89                   18,401                       13,365                              16,633
8/31/89                   19,177                       13,749                              17,161
9/30/89                   19,896                       13,907                              17,362
10/31/89                  18,852                       13,146                              16,661
11/30/89                  18,698                       13,263                              16,856
12/31/89                  19,109                       13,413                              17,048
1/31/90                   17,501                       12,029                              15,590
2/28/90                   18,537                       12,485                              16,108
3/31/90                   19,377                       13,057                              16,883
4/30/90                   18,948                       12,669                              16,504
5/31/90                   21,627                       13,799                              18,277
6/30/90                   21,823                       13,881                              18,443
7/31/90                   20,716                       13,250                              17,857
8/31/90                   17,984                       11,332                              15,709
9/30/90                   15,483                       10,259                              14,441
10/31/90                  14,787                        9,683                              13,998
11/30/90                  16,614                       10,574                              15,278
12/31/90                  17,266                       11,078                              16,139
1/31/91                   19,518                       12,118                              17,598
2/28/91                   20,782                       13,510                              19,016
3/31/91                   22,659                       14,462                              20,208
4/30/91                   22,284                       14,290                              19,998
5/31/91                   23,271                       14,980                              21,098
6/30/91                   20,664                       13,961                              19,811
7/31/91                   22,323                       14,593                              21,172
8/31/91                   23,449                       15,238                              22,099
9/30/91                   23,074                       15,467                              22,133
10/31/91                  23,745                       16,126                              22,936
11/30/91                  22,724                       15,285                              22,087
12/31/91                  26,179                       16,748                              25,067
1/31/92                   27,174                       18,064                              25,751
2/29/92                   27,447                       18,257                              26,148
3/31/92                   25,782                       17,207                              24,877
4/30/92                   24,862                       16,208                              23,835
5/31/92                   24,688                       16,171                              23,906
6/30/92                   23,544                       15,140                              22,888
7/31/92                   23,420                       15,615                              23,744
8/31/92                   22,649                       15,014                              23,134
9/30/92                   23,644                       15,433                              23,652
10/31/92                  25,061                       16,068                              24,683
11/30/92                  28,298                       17,568                              26,566
12/31/92                  33,612                       18,050                              27,416
1/31/93                   33,003                       18,274                              27,924
2/28/93                   30,891                       17,281                              26,728
3/31/93                   34,668                       17,726                              27,725
4/30/93                   33,868                       17,164                              26,885
5/31/93                   37,613                       18,193                              28,587
6/30/93                   39,822                       18,236                              28,916
7/31/93                   40,302                       18,418                              29,069
8/31/93                   43,375                       19,300                              30,706
9/30/93                   47,344                       19,938                              31,793
10/31/93                  48,145                       20,514                              32,130
11/30/93                  46,320                       19,684                              31,034
12/31/93                  49,312                       20,461                              32,365
1/31/94                   51,258                       21,006                              33,307
2/28/94                   51,777                       20,913                              33,167
3/31/94                   47,592                       19,629                              31,257
4/30/94                   47,884                       19,659                              31,188
5/31/94                   45,192                       19,218                              30,652
6/30/94                   41,591                       18,397                              29,223
7/31/94                   42,888                       18,659                              29,896
8/31/94                   47,657                       20,028                              31,958
9/30/94                   49,052                       20,112                              32,032
10/31/94                  50,577                       20,326                              32,762
11/30/94                  49,571                       19,504                              31,537
12/31/94                  51,654                       19,964                              32,199
1/31/95                   49,122                       19,557                              31,893
2/28/95                   51,849                       20,461                              33,319
3/31/95                   54,219                       21,058                              34,535
4/30/95                   53,667                       21,375                              34,801
5/31/95                   54,089                       21,655                              35,490
6/30/95                   59,998                       23,147                              38,152
7/31/95                   67,238                       24,951                              41,353
8/31/95                   67,141                       25,258                              41,952
9/30/95                   70,712                       25,779                              43,291
10/31/95                  72,660                       24,510                              42,286
11/30/95                  75,550                       25,591                              43,732
12/31/95                  77,660                       26,158                              43,794
1/31/96                   74,186                       25,942                              43,829
2/29/96                   79,673                       27,125                              45,687
3/31/96                   82,140                       27,662                              46,445
4/30/96                   89,056                       29,786                              49,868
5/31/96                   93,114                       31,314                              51,778
6/30/96                   89,348                       29,278                              49,630
7/31/96                   80,128                       25,704                              44,865
8/31/96                   84,218                       27,606                              47,683
9/30/96                   91,621                       29,027                              51,044
10/31/96                  85,192                       27,776                              49,590
11/30/96                  87,465                       28,548                              51,122
12/31/96                  85,290                       29,105                              50,805
1/31/97                   85,225                       29,832                              52,517
2/28/97                   76,102                       28,031                              49,524
3/31/97                   68,375                       26,052                              46,210
4/30/97                   68,667                       25,751                              46,409
5/31/97                   77,141                       29,621                              51,834
6/30/97                   80,420                       30,626                              54,141
7/31/97                   85,972                       32,195                              58,472
8/31/97                   84,153                       33,161                              58,466
9/30/97                   90,192                       35,808                              62,875
10/31/97                  85,160                       33,656                              59,536
11/30/97                  82,465                       32,855                              58,715
12/31/97                  82,433                       32,874                              59,131
1/31/98                   80,290                       32,436                              58,309
2/28/98                   87,757                       35,299                              63,505
3/31/98                   91,653                       36,780                              66,528
4/30/98                   92,010                       37,006                              67,067
5/31/98                   83,569                       34,317                              63,210
6/30/98                   88,212                       34,668                              65,770
7/31/98                   80,095                       31,773                              61,982
8/31/98                   60,388                       24,439                              48,997
9/30/98                   65,063                       26,917                              52,564
10/31/98                  66,524                       28,320                              55,081
11/30/98                  72,530                       30,517                              59,416
12/31/98                  82,920                       33,279                              66,576
1/31/99                   84,705                       34,776                              69,046
2/28/99                   76,167                       31,595                              63,785
3/31/99                   79,576                       32,720                              67,969
4/30/99                   76,102                       35,610                              70,939
5/31/99                   78,764                       35,666                              70,868
6/30/99                   88,764                       37,545                              76,687
7/31/99                   87,530                       36,384                              75,720
8/31/99                   89,803                       35,023                              75,440
9/30/99                   96,978                       35,699                              76,745
10/31/99                 105,776                       36,614                              83,223
11/30/99                 122,561                       40,485                              93,309
12/31/99                 159,576                       47,621                             110,702
1/31/2000                159,543                       47,177                             109,097
2/29/2000                216,428                       58,154                             135,542
3/31/2000                197,803                       52,041                             129,497
4/30/2000                166,851                       46,786                             116,897
5/31/2000                151,392                       42,689                             107,463
6/30/2000                180,997                       48,204                             122,433
7/31/2000                168,367                       44,073                             117,621
8/31/2000                198,511                       48,709                             133,029
9/30/2000                182,277                       46,289                             128,240
10/31/2000               166,582                       42,532                             118,571
11/30/2000               120,137                       34,809                              96,552
12/31/2000               122,895                       36,939                             103,243
1/31/2001                129,968                       39,928                             105,308
2/28/2001                101,003                       34,454                              90,060
3/31/2001                 85,908                       31,322                              79,811
4/30/2001                101,833                       35,157                              90,362
5/31/2001                100,212                       35,971                              90,497
6/30/2001                101,319                       36,952                              90,425
7/31/2001                 92,033                       33,799                              85,144
8/31/2001                 81,600                       31,689                              79,176
9/30/2001                 69,588                       26,576                              67,378


1 Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The technology sector performed exceptionally well in 1999 and the first quarter of 2000 and the PBHG Funds benefited from that performance. Achieving such exceptional returns involves the risk of volatility and investors should not expect that they can be repeated. Products of technology companies may be subject to severe competition and rapid obsolescence. Securities of small and medium companies involve greater risk and price volatility than larger, more established companies.

2  The six month returns have not been annualized.

3  The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.

4 The performance shown for the Advisor Class (formerly known as the Trust Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2001 was (3.49)%.

5 The Russell 2000(R) Growth Index is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. 6 The Lipper Mid-Cap Growth Funds Average represents the average performance of 430 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance. A direct investment in the Average is not possible.

6 The Lipper Mid-Cap Growth Funds Average represents the average performance of 430 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past of future performance. A direct investment in the Average is not possible.

SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2001

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CONSUMER CYCLICAL     0.12%
ENERGY                0.01%
FINANCIAL             0.01%
HEALTH CARE           0.36%
INDUSTRIAL            0.07%
SERVICES              0.09%
TECHNOLOGY            0.24%
CASH                  0.10%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2001

Laboratory Corporation of America                 3.2%
King Pharmaceuticals                              3.0%
Invitrogen                                        3.0%
AdvancePCS                                        3.0%
Apollo Group, Cl A                                2.9%
Polycom                                           2.9%
L-3 Communications                                2.8%
Express Scripts, Cl A                             2.7%
Bed Bath & Beyond                                 2.3%
LifePoint Hospitals                               2.3%
------------------------------------------------------
% of Total Portfolio Investments                 28.1%


                             [PBHG LOGO OMITTED] 4

                                                PBHG FUNDS

                                                          PBHG GROWTH FUND PBHGX

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 2001 (UNAUDITED)

                                     Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.8%
CONSUMER CYCLICAL -- 11.2%
AUDIO/VIDEO PRODUCTS -- 2.9%
Polycom*                            2,542,200    $     61,953
                                                 ------------
                                                       61,953
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 2.4%
Electronic Arts*                      940,100          42,934
THQ*                                  226,400           9,769
                                                 ------------
                                                       52,703
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 1.9%
Macrovision*                        1,490,400          42,342
                                                 ------------
                                                       42,342
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.0%
Gemstar-TV Guide International*     1,150,100          22,669
                                                 ------------
                                                       22,669
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.4%
Copart*                               296,300           8,299
                                                 ------------
                                                        8,299
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 2.3%
Bed Bath & Beyond*                  1,992,200          50,721
                                                 ------------
                                                       50,721
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
Cheesecake Factory*                   318,400           7,626
                                                 ------------
                                                        7,626
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $226,221)               246,313
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 1.1%
OIL-FIELD SERVICES -- 1.1%
Hanover Compressor*                 1,105,300          23,919
                                                 ------------
                                                       23,919
                                                 ------------
TOTAL ENERGY (COST $36,327)                            23,919
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 0.7%
FINANCE-AUTO LOANS -- 0.7%
AmeriCredit*                          452,600          14,311
                                                 ------------
                                                       14,311
                                                 ------------
TOTAL FINANCIAL (COST $16,256)                         14,311
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 36.4%
DIAGNOSTIC EQUIPMENT -- 1.4%
Cytyc*                              1,132,700          30,368
                                                 ------------
                                                       30,368
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 1.6%
Andrx*                                544,600          35,356
                                                 ------------
                                                       35,356
--------------------------------------------------------------------------------

                                     Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 3.4%
Biomet                                984,900    $     28,808
Techne*                             1,550,100          45,620
                                                 ------------
                                                       74,428
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 3.1%
Laboratory Corporation of America*    845,000          68,318
                                                 ------------
                                                       68,318
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.7%
Varian Medical Systems*               589,700          37,829
                                                 ------------
                                                       37,829
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 6.2%
Enzon*                                474,900          24,220
Genzyme*                              778,100          35,341
Invitrogen*                           973,000          63,985
Protein Design Labs*                  259,700          12,266
                                                 ------------
                                                      135,812
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 7.0%
Celgene*                            1,373,100          36,291
Cephalon*                             204,800          10,215
King Pharmaceuticals*               1,569,090          65,823
Medicis Pharmaceutical, Cl A*         343,800          17,183
Teva Pharmaceutical ADR               409,500          24,754
                                                 ------------
                                                      154,266
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.2%
Wellpoint Health Networks*            239,400          26,131
                                                 ------------
                                                       26,131
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 2.9%
Community Health Systems*             426,000          12,669
LifePoint Hospitals*                1,148,300          50,525
                                                 ------------
                                                       63,194
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 7.1%
Accredo Health*                       900,900          32,793
AdvancePCS*                           888,700          63,791
Express Scripts, Cl A*              1,066,100          58,977
                                                 ------------
                                                      155,561
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 0.5%
Pediatrix Medical Group*              272,800          11,128
                                                 ------------
                                                       11,128
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.3%
Abgenix*                              274,100           6,222
                                                 ------------
                                                        6,222
--------------------------------------------------------------------------------
TOTAL HEALTH CARE (COST $636,047)                     798,613
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
Alliant Techsystems*                  135,200          11,573
                                                 ------------
                                                       11,573
--------------------------------------------------------------------------------

                             [PBHG LOGO OMITTED] 5

     PBHG FUNDS

 PBHG GROWTH FUND PBHGX

STATEMENT OF NET ASSETS
------------------------------------
As of September 30, 2001 (UNAUDITED)


                                     Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 2.8%
L-3 Communications*                   702,400    $     61,425
                                                 ------------
                                                       61,425
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.6%
Mettler Toledo International*         295,000          12,431
                                                 ------------
                                                       12,431
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 3.2%
PerkinElmer                         1,827,300          47,948
Waters*                               631,500          22,589
                                                 ------------
                                                       70,537
                                                 ------------
TOTAL INDUSTRIAL (COST $176,083)                      155,966
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 8.9%
ADVERTISING SERVICES -- 0.3%
Getty Images*                         638,200           7,039
                                                 ------------
                                                        7,039
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.7%
BISYS Group*                          685,900          36,367
                                                 ------------
                                                       36,367
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.9%
Corporate Executive Board*            788,900          20,575
                                                 ------------
                                                       20,575
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.5%
Pharmaceutical Product Development* 1,099,600          32,207
                                                 ------------
                                                       32,207
--------------------------------------------------------------------------------
SCHOOLS -- 4.5%
Apollo Group, Cl A*                 1,504,100          63,217
Career Education*                     315,100          17,331
Corinthian Colleges*                  451,000          15,203
DeVry*                                 64,000           2,298
                                                 ------------
                                                       98,049
                                                 ------------
TOTAL SERVICES (COST $209,739)                        194,237
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 23.4%
APPLICATIONS SOFTWARE -- 3.7%
Citrix Systems*                     1,622,700          32,130
Peregrine Systems*                  2,114,000          26,700
Quest Software*                     1,863,100          21,575
                                                 ------------
                                                       80,405
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.8%
Alamosa Holdings*                     132,500           1,835
Triton PCS Holdings, Cl A*          1,222,000          46,436
Western Wireless, Cl A*               395,800          13,370
                                                 ------------
                                                       61,641
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
Brocade Communications Systems*       431,200           6,050
Henry (Jack) & Associates             540,300          12,259
                                                 ------------
                                                       18,309
--------------------------------------------------------------------------------

                                     Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.6%
NETIQ*                                526,600    $     11,991
                                                 ------------
                                                       11,991
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.6%
SmartForce ADR*                       839,000          13,726
                                                 ------------
                                                       13,726
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.8%
Applied Micro Circuits*             1,604,200          11,213
Broadcom, Cl A*                       229,800           4,665
Intersil*                             317,600           8,867
Microchip Technology*               1,092,167          29,270
Nvidia*                             1,152,200          31,651
Pixelworks*                           419,800           5,290
QLogic*                               745,900          14,172
Semtech*                              799,800          22,698
                                                 ------------
                                                      127,826
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.5%
Numerical Technologies*               634,100          10,526
                                                 ------------
                                                       10,526
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.2%
Advent Software*                    1,260,700          47,465
                                                 ------------
                                                       47,465
--------------------------------------------------------------------------------
INTERNET APPLICATIONS SOFTWARE -- 1.5%
Stellent*                             850,700          12,250
WebEx*                              1,009,100          21,433
                                                 ------------
                                                       33,683
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.3%
Riverstone Networks*                1,058,500           5,557
                                                 ------------
                                                        5,557
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.3%
Retek*                                584,800           7,380
                                                 ------------
                                                        7,380
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.8%
Check Point Software Technologies*    195,500           4,305
VeriSign*                             328,600          13,768
                                                 ------------
                                                       18,073
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Advanced Fibre Communication*         821,700          12,005
Sonus Networks*                     1,808,800           5,426
Utstarcom*                            336,100           5,462
                                                 ------------
                                                       22,893
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.6%
Illuminet Holdings*                   329,700          12,634
                                                 ------------
                                                       12,634
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.8%
Earthlink*                          1,217,900          18,549
                                                 ------------
                                                       18,549
--------------------------------------------------------------------------------

                             [PBHG LOGO OMITTED] 6

                                                PBHG FUNDS

                                                          PBHG GROWTH FUND PBHGX

                                                         STATEMENT OF NET ASSETS
                                            ------------------------------------
                                            As of September 30, 2001 (UNAUDITED)


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.1%
Powerwave Technologies*                               719,200    $      8,573
RF Micro Devices*                                     951,500          15,795
                                                                 ------------
                                                                       24,368
                                                                 ------------
TOTAL TECHNOLOGY (COST $777,052)                                      515,026
                                                                 ------------
TOTAL COMMON STOCK (COST $2,077,725)                                1,948,385
                                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.6%
Barclays
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $3,944,275 (collateralized
   by U.S. Government Agency Obligations:
   total market value $4,022,523) (A)               $   3,943           3,943
Deutsche
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $3,966,650 (collateralized
   by U.S. Government Agency Obligations:
   total market value $4,045,787) (A)                   3,966           3,966
J.P. Morgan Chase
   3.25%, dated 09/28/01, matures 10/01/01,
   repurchase price $203,258,119 (collateralized
   by U.S. Government Agency Obligations:
   total market value $207,270,757) (A)               203,203         203,203
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $211,112)                           211,112
                                                                 ------------
TOTAL INVESTMENTS-- 98.4%  (COST $2,288,837)                        2,159,497
                                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.6%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                35,085
                                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class ($0.001 par value)
   based on 121,142,507 outstanding
   shares of common stock                                           3,495,023
Fund Shares of Advisor Class ($0.001 par value)
   based on 3,510,927 outstanding shares of
   common stock                                                       104,954
Accumulated net investment loss                                       (12,787)
Accumulated net realized loss on investments                       (1,263,268)
Unrealized depreciation on investments                               (129,340)
                                                                 ------------
TOTAL NET ASSETS-- 100.0%                                          $2,194,582
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                                        $17.61
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                                     $17.37
                                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                             [PBHG LOGO OMITTED] 7


            PBHG FUNDS

STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended September 30, 2001 (UNAUDITED)

                                                                                    -----------
                                                                                       PBHG
                                                                                      GROWTH
                                                                                       FUND
                                                                                    -----------
                                                                                      4/1/011
                                                                                        to
                                                                                      9/30/01
                                                                                    -----------
INVESTMENT INCOME:
     Dividends                                                                      $       446
     Interest                                                                             6,832
     Less: Foreign Taxes Withheld                                                            (9)
                                                                                    -----------
       Total Investment Income                                                            7,269
                                                                                    -----------
EXPENSES:
     Investment Advisory Fees                                                            12,757
     Administrative Fees                                                                  2,251
     Transfer Agent Fees                                                                  4,205
     Printing Fees                                                                          425
     Professional Fees                                                                      148
     Line of Credit Fees                                                                    111
     Distribution Fees 1                                                                     97
     Registration and Filing Fees                                                            67
     Directors' Fees                                                                         53
     Miscellaneous Fees                                                                      51
     Custodian Fees                                                                          42
                                                                                    -----------
         TOTAL EXPENSES                                                                  20,207
                                                                                    -----------
     Waiver of Investment Advisory Fees                                                      --
                                                                                    -----------
     Expense Reduction 2                                                                   (151)
                                                                                    -----------
         Net Expenses                                                                    20,056
                                                                                    -----------
     NET INVESTMENT INCOME (LOSS)                                                       (12,787)
                                                                                    -----------
     Net Realized Gain (Loss) from Security Transactions                               (432,918)
     Net Realized Loss on Foreign Currency Transactions                                      --
     Net Change in Unrealized Appreciation (Depreciation) on Investments                 94,537
                                                                                    -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
       CURRENCY TRANSACTIONS                                                           (338,381)
                                                                                    -----------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      ($351,168)
                                                                                    ===========



1. All distribution fees are incurred in the Advisor Class.

2. The expense reduction is for transfer agent expenses.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                             [PBHG LOGO OMITTED] 8


                                                                                      PBHG FUNDS

                                                                                     STATEMENT OF CHANGE IN NET ASSETS (000)
                                                                                     ---------------------------------------
                                                                    For the Six Months Ended September 30, 2001 (Unaudited)
                                                                                          and the Year Ended March 31, 2001


                                                                      ------------------------------------
                                                                                     PBHG
                                                                                    GROWTH
                                                                                     FUND
                                                                      ------------------------------------
                                                                            4/1/01                4/1/00
                                                                              to                    to
                                                                            9/30/01               3/31/01
                                                                      ----------------     ----------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                                  $     (12,787)      $     (23,781)
   Net Realized Gain (Loss) from
     Security Transactions                                                   (432,918)           (361,015)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                            94,537          (3,290,729)
                                                                        -------------       -------------
   Net Decrease in Net Assets Resulting from Operations                      (351,168)         (3,675,525)
                                                                        -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from Security Transactions                                   --            (748,829)
                                                                        -------------       -------------
   Total Distributions                                                             --            (748,829)
                                                                        -------------       -------------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                           12,327,625          21,370,875
   Shares Issued upon Reinvestment of Distributions                                --             679,044
   Shares Redeemed                                                        (12,740,632)        (21,307,853)
                                                                        -------------       -------------
   Total PBHG Class Transactions                                             (413,007)            742,066
                                                                        -------------       -------------
   Advisor Class
   Shares Issued                                                               23,121              45,600
   Shares Issued upon Reinvestment of Distributions                                --              16,160
   Shares Redeemed                                                            (16,869)            (36,138)
                                                                        -------------       -------------
   Total Advisor Class Transactions                                             6,252              25,622
                                                                        -------------       -------------
   Increase (Decrease) in Net Assets Derived from Capital
     Share Transactions                                                      (406,755)            767,688
                                                                        -------------       -------------
   Total Increase (Decrease) in Net Assets                                   (757,923)         (3,656,666)
                                                                        -------------       -------------
NET ASSETS:
   Beginning of Period                                                      2,952,505           6,609,171
                                                                        -------------       -------------
   End of Period                                                        $   2,194,582       $   2,952,505
                                                                        =============       =============

SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                              526,829             533,216
   Shares Issued upon Reinvestment of Distributions                                --              18,732
   Shares Redeemed                                                           (538,324)           (529,391)
                                                                        -------------       -------------
   Total PBHG Class Share Transactions                                        (11,495)             22,557
                                                                        -------------       -------------
   Advisor Class
   Shares Issued                                                                  985               1,086
   Shares Issued upon Reinvestment of Distributions                                --                 453
   Shares Redeemed                                                               (711)               (776)
                                                                        -------------       -------------
   Total Advisor Class Share Transactions                                         274                 763
                                                                        -------------       -------------
   Net Increase (Decrease) in Shares Outstanding                              (11,221)             23,320
                                                                        =============       =============

   Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


                             [PBHG LOGO OMITTED] 9


            PBHG FUNDS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended September 30, 2001 (Unaudited)





             Net                   Realized and                                    Net                       Net
            Asset        Net        Unrealized    Distributions  Distributions    Asset                    Assets         Ratio of
            Value    Investment      Gains or       from Net         from         Value                      End        Net Expenses
          Beginning    Income        (Losses)      Investment       Capital        End          Total     of Period      to Average
          of Period    (Loss)      on Securities     Income          Gains      of Period      Return       (000)        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2001**1  $21.74      $(0.10)       $ (4.03)          --            --           $17.61       (19.00)%+  $2,133,587       1.33%*
  2001 1    58.73       (0.20)        (30.53)          --        $(6.26)           21.74       (56.57)%    2,883,036       1.25%
  2000 1    24.51       (0.33)         36.14           --         (1.59)           58.73       148.57%     6,465,234       1.23%
  1999 1    28.23       (0.24)         (3.48)          --            --            24.51       (13.18)%    3,228,740       1.32%
  1998      21.06       (0.26)          7.43           --            --            28.23        34.05%     5,338,380       1.26%
  1997      25.30       (0.10)         (4.14)          --            --            21.06       (16.76)%    4,634,138       1.25%

  ADVISOR CLASS
  2001**1  $21.46      $(0.13)       $ (3.96)          --            --           $17.37       (19.06)%+  $   60,995       1.58%*
  2001 1    58.19       (0.30)        (30.17)          --        $(6.26)           21.46       (56.65)%       69,469       1.50%
  2000 1    24.35       (0.42)         35.85           --         (1.59)           58.19       147.98%       143,937       1.48%
  1999 1    28.12       (0.30)         (3.47)          --            --            24.35       (13.41)%       66,235       1.57%
  1998      21.03       (0.15)          7.24           --            --            28.12        33.71%        89,227       1.51%
  1997 2    25.42       (0.06)         (4.33)          --            --            21.03       (17.27)%+      12,991       1.53%*


                                                               Ratio of Net
                                              Ratio            Investment
          Ratio of           Ratio          of Expenses       Income (Loss)
          Expenses          of Net          to Average         to Average
          to Average       Investment        Net Assets        Net Assets
          Net Assets         Income          (Excluding        (Excluding
          (Excluding         (Loss)          Waivers and       Waivers and       Portfolio
            Expense        to Average          Expense           Expense         Turnover
          Reduction)       Net Assets        Reduction)         Reduction)          Rate
------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2001**1   1.34%*           (0.84)%*           1.34%*            (0.85)%*         81.46%+
  2001 1    1.25%            (0.46)%            1.25%             (0.46)%         104.48%
  2000 1    1.23%            (0.90)%            1.23%             (0.90)%         107.73%
  1999 1    1.32%            (0.99)%            1.32%             (0.99)%          80.51%
  1998      1.26%            (0.74)%            1.26%             (0.74)%          94.21%
  1997      1.25%            (0.69)%            1.25%             (0.69)%          64.89%

  ADVISOR CLASS
  2001**1   1.59%*           (1.12)%*           1.59%*            (1.13)%*         81.46%+
  2001 1    1.50%            (0.71)%            1.50%             (0.71)%         104.48%
  2000 1    1.48%            (1.15)%            1.48%             (1.15)%         107.73%
  1999 1    1.57%            (1.24)%            1.57%             (1.24)%          80.51%
  1998      1.51%            (1.02)%            1.51%             (1.02)%          94.21%
  1997 2    1.53%*           (1.11)%*           1.53%*            (1.11)%*         64.89%

  * Annualized
 ** For the six month period ended September 30, 2001.
  + Total returns and portfolio turnover have not been annualized.
  1 Per share calculations were performed using average shares for the period. 2 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1986.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                             [PBHG LOGO OMITTED] 10

                                                PBHG FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                            ------------------------------------
                                            As of September 30, 2001 (UNAUDITED)


1.  ORGANIZATION

PBHG Funds (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund became a Delaware business trust effective July 16, 2001 and changed its name from The PBHG Funds, Inc. The Fund currently offers sixteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund") and the PBHG Global Technology & Communications Fund (the "Global Technology & Communications Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, the Focused Value, the Technology & Communications, and the Global Technology & Communications Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund, the Large Cap Growth Fund, the Large Cap 20 Fund, the Large Cap Value Fund, the Small Cap Value Fund, and the Technology & Communications Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.



2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2001, attributable to certain net operating losses which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts:

                                      ACCUMULATED NET       UNDISTRIBUTED NET
                 PAID-IN-CAPITAL    REALIZED GAIN (LOSS)    INVESTMENT INCOME
                      (000)                (000)                  (000)
                 ---------------    --------------------    -----------------
Growth Fund          $30,855             $(54,636)               $23,781

These reclassifications had no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- Each Portfolio has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Directors require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Technology & Communications Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.


                             [PBHG LOGO OMITTED] 11

            PBHG FUNDS

------------------------------------------
As of September 30, 2001 (UNAUDITED)


The Global Technology & Communications Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Global Technology & Communications Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Global Technology & Communications Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at mar-ket value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. As of September 30, 2001, there were no outstanding forward foreign currency contracts.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. Additionally, the Global Technology & Communications Fund has an arrangement with its custodian, the Northern Trust Company, whereby interest earned on uninvested cash balances is used to offset a portion of the custodian expense. Both transfer agent and custodian expenses shown in the Statement of Operations are in total and do not reflect these expense reductions.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- On April 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required for fiscal years beginning after December 15, 2000. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND
    OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, and Strategic Small Company Funds, 1.50% of the average daily net assets of the Global Technology & Communications Fund, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company and Global Technology & Communications Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets and exclusive of certain expenses such as brokerage commissions and extraordinary expenses) to 1.50%, and to not more than 2.15% of the average daily net assets of the Global Technology & Communications Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (excluding certain expenses such as brokerage commissions and extraordinary expenses) for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, and 2.15% for the Global Technology & Communications Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (excluding certain expenses such as brokerage commissions and extraordinary expenses) for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, and 2.15% for the Global Technology and Communications Fund, and (iii) the payment of such reimbursement was approved by the Board of Trustees. At September 30, 2001, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement in the Growth Fund was $0.

Pilgrim Baxter Value Investors, Inc., a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors, Inc. receives a fee from the Adviser at an annual rate of 0.50%, 0.50%, 0.50%, 0.40% and 0.50%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors, Inc. receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator the following fees. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of


                             [PBHG LOGO OMITTED] 12

                                                PBHG FUNDS


the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.0100% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

SEI Investments has agreed to act as an agent in placing repurchase agreements for the Equity Portfolios. Listed below is the amount SEI Investments earned for its services from the Growth Fund for the period ended September 30, 2001, and is reflected as a reduction of interest income.

Growth Fund                                        $83,540


Effective July 16, 2001, the Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly owned subsidiary of the Adviser. Prior to July 16, 2001, SEI Investments Distribution Co. ("SEI") a wholly owned subsidiary of SEI Investments Company, and the Fund were parties to a distribution agreement pursuant to which SEI served as principal underwriter for the Fund. The Distributor and SEI received no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment of a service fee by the Fund of 0.25% of the average daily net assets of the Advisor Class shares to the Distributor for providing or arranging with and paying others to provide personal service to shareholders of Advisor Class Shares and/or the maintenance of those accounts. Currently only the Growth Fund, Large Cap Growth Fund, Large Cap 20 Fund, Large Cap Value Fund, Small Cap Value Fund, and Technology & Communications Fund offer Advisor Class shares. Of the service fee monies the Distributor received, it retained $99, $89, $128, $124 and $218 from the Large Cap Growth Fund, Large Cap 20 Fund, Large Cap Value Fund, Small Cap Value Fund and Technology & Communications Fund, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the the Global Technology & Communications Fund. The Northern Trust Company serves as the custodian for the Global Technology & Communications Fund.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with PBHG Shareholder Services, Inc. ("PBHGSS") to assist in the provision of those services. Prior to May 25, 2001, PBHGSS was known as UAM Shareholder Service Center, Inc. ("UAMSSC"). PBHGSS received no fees directly from the Portfolios.

Shareholder service fees (including out of pocket expenses) paid to PBHG Fund Services for the period ended September 30, 2001 were:

                                        AMOUNT
                                    --------------
Growth Fund                           $560,798

On April 4, 2000, the Board of Trustees approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services over the six month period, PBHG Fund Services received a fee of $541,097, which was allocated to each fund quarterly based on average net assets. The fee is reviewed semi-annually by the Board of Trustees.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 2001 were as follows:

                                      PURCHASES          SALES
                                        (000)            (000)
                                     -----------     --------------
Growth Fund                          $1,846,846        $1,761,658

For Federal income tax purposes, the cost of securities owned at September 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the following Portfolio at September 30, 2001 is as follows:
                                                                   NET
                                                               UNREALIZED
                  FEDERAL      UNREALIZED     UNREALIZED      APPRECIATION/
                  TAX COST    APPRECIATION    DEPRECIATION    DEPRECIATION
                    (000)        (000)           (000)           (000)
                 ----------   ------------    ------------    -------------
Growth Fund      $2,346,883     $290,870       $(478,256)      $(187,386)

Subsequent to October 31, 2000, the following Fund had recognized net capital losses that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at March 31, 2002.

                             POST OCTOBER        CAPITAL LOSS
                             LOSS DEFERRAL       CARRYFORWARD
                            ---------------      ------------
Growth Fund                 $  778,356,753         $    --


5.  CONCENTRATIONS/RISKS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. In addition, the Technology & Communications and the Global Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries within the technology and communication sectors of the market in order to achieve a potentially greater investment return.

The Global Technology & Communications Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


                             [PBHG LOGO OMITTED] 13

            PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
------------------------------------------
As of September 30, 2001 (UNAUDITED)



6.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500 million committed line of credit available to the Funds in the PBHG Fund Family.
Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG FundFamily. The Funds had no outstanding borrowings at September 30, 2001 or at any time during the six month period ended September 30, 2001.


7.  FUND MERGER

On February 15, 2001, the assets of the PBHG International Fund were reorganized into the Global Technology & Communications Fund. Under the Agreement and Plan of Reorganization, 910,147 shares of the PBHG International Fund were exchanged for 1,083,960 shares of the Global Technology & Communications Fund in a tax-free exchange.

The value of the PBHG International Fund on February 15, 2001 was $7,804,734, which included $49,891 in unrealized gains. Upon the business combination of such Funds on February 15, 2001, the value of the Global Technology & Communications Fund combined with the International Fund was $74,547,980.


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                                                PBHG FUNDS

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                             [PBHG LOGO OMITTED] 15


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            PBHG FUNDS

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                             [PBHG LOGO OMITTED] 16

[PBHG LOGO OMITTED]


P.O. Box 219534
Kansas City, MO 64121-9534

Investment Adviser:
Pilgrim Baxter & Associates, Ltd.

Distributor:
PBHG Fund Distributors



This semi-annual report is for the information of PBHG Funds shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Funds and a Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                        1.800.433.0051 WWW.PBHGFUNDS.COM

                                                                  PBHG-Semi 2001